Intangible assets:	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
8.	Intangible assets:

Intangible assets consist of the following:

$ thousands	2014	2013
Patents	$1,179	$1,179
Trademarks and other intangibles	83	83
	1,262	1,262
Less: Accumulated Amortization	(860)	(790)
	$402	$472

Amortization expense associated with the intangibles was $69, $69 and $68 thousand in 2014, 2013 and 2012, respectively. An aggregate of $83 thousand in trademarks have indefinite lives and are therefore not amortized. Expected future amortization of intangibles with finite lives is as follows:

Years ending December 31,	$ thousands
2015	$69
2016	67
2017	60
2018	27
2019	27
Thereafter	69
$319